Pension and other post-retirement benefits - Target Plan Asset Allocation (Detail)	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	100.00%
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	41.60%
Debt securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	48.60%
Other
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	9.80%
Minimum | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	30.00%
Minimum | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	20.00%
Minimum | Other
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	0.00%
Maximum | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	100.00%
Maximum | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	60.00%
Maximum | Other
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	20.00%